Fair Value Measurements - Schedule of Convertible Promissory Note (Q3) (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value Measurements [Abstract]
Fair value at December 31, 2022
Principal borrowing	713,015
Change in fair value of convertible promissory note	(111,776)
Fair value at September 30, 2023	$ 601,239